Legal Proceedings	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Legal Proceedings
Note 12: Legal Proceedings
The bank and its subsidiaries are party to legal proceedings, including regulatory investigations, in the ordinary course of business. BMO Nesbitt Burns Inc., BMO InvestorLine Inc. and BMO Trust Company are defending a class action claiming various monetary awards up to $419 million for the alleged non-disclosure of foreign exchange conversion spreads when converting foreign currency in registered accounts. At a January 2020 summary judgment motion, an Ontario court indicated it expects to make a liability finding against these subsidiaries. The court’s written decision, including any monetary award, is expected in the second quarter of 2020. The bank will review the decision when received and consider whether to appeal.
While there is inherent difficulty in predicting the ultimate outcome of this or other proceedings, management does not expect the outcome of any of these proceedings, individually or in the aggregate, to have a material adverse effect on the consolidated financial position or the results of operations of the bank.